Schedule of Investments (unaudited)
April 30, 2024
BlackRock Future Climate and Sustainable Economy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 4.5%
Cie. de Saint-Gobain SA	468	$37,011
Kingspan Group PLC	589	52,390
Trane Technologies PLC	160	50,774
		140,175
Capital Markets — 1.0%
Agronomics Ltd.(a)	302,069	32,083
Chemicals — 12.1%
DSM-Firmenich AG	864	96,901
Ecolab Inc.	393	88,877
Nutrien Ltd.	954	50,343
Robertet SA	64	60,241
Symrise AG, Class A	745	79,858
		376,220
Commercial Services & Supplies — 5.0%
Clean Harbors Inc.(a)	318	60,245
Republic Services Inc., Class A	503	96,425
		156,670
Construction & Engineering — 2.9%
AECOM	540	49,874
Quanta Services Inc.	158	40,853
		90,727
Containers & Packaging — 8.2%
Avery Dennison Corp.	451	97,993
Crown Holdings Inc.	688	56,464
SIG Group AG	2,628	52,516
Smurfit Kappa Group PLC	1,118	48,443
		255,416
Electric Utilities — 7.2%
Enel SpA	9,763	64,167
NextEra Energy Inc.	1,774	118,805
SSE PLC	1,938	40,284
		223,256
Electrical Equipment — 8.0%
Canadian Solar Inc.(a)(b)	1,713	27,768
Contemporary Amperex Technology Co. Ltd., Class A	1,000	27,922
Eaton Corp. PLC	154	49,012
GE Vernova Inc.(a)	336	51,646
Schneider Electric SE	137	31,238
Vestas Wind Systems A/S(a)	2,349	62,950
		250,536
Electronic Equipment, Instruments & Components — 3.6%
Keyence Corp.	100	43,977
Rogers Corp.(a)	219	26,081
Samsung SDI Co. Ltd.	132	40,850
		110,908
Food Products — 11.4%
Bunge Global SA	660	67,162
Darling Ingredients Inc.(a)	942	39,913
Kerry Group PLC, Class A	905	77,883
Maple Leaf Foods Inc.	1,460	25,845
Salmar ASA	1,449	91,156
SunOpta Inc.(a)	8,373	54,843
		356,802
Ground Transportation — 1.6%
Union Pacific Corp.	212	50,278
Independent Power and Renewable Electricity Producers — 2.9%
EDP Renovaveis SA	5,744	78,637
Orron Energy AB(a)	20,316	13,369
		92,006
Machinery — 14.6%
Ag Growth International Inc.	1,969	75,819
AGCO Corp.	456	52,073
Deere & Co.	117	45,795
Security	Shares	Value
Machinery (continued)
Ingersoll Rand Inc.	826	$77,082
John Bean Technologies Corp.	458	40,803
Kurita Water Industries Ltd.	900	35,644
Marel HF(c)	1,737	5,932
Spirax-Sarco Engineering PLC	381	41,924
Xylem Inc./New York	605	79,074
		454,146
Multi-Utilities — 2.0%
Veolia Environnement SA	1,959	60,901
Paper & Forest Products — 1.9%
UPM-Kymmene OYJ	1,693	59,331
Professional Services — 0.7%
SGS SA	256	22,542
Semiconductors & Semiconductor Equipment — 7.1%
Analog Devices Inc.	353	70,815
First Solar Inc.(a)	270	47,601
ON Semiconductor Corp.(a)	627	43,990
STMicroelectronics NV	1,451	57,438
		219,844
Software — 2.4%
Autodesk Inc.(a)	203	43,209
PTC Inc.(a)	171	30,342
		73,551
Total Common Stocks — 97.1% (Cost: $3,140,648)		3,025,392
Warrants
Capital Markets — 0.0%
Agronomics Ltd., (Issued 06/01/21, Exercisable at calendar quarter end, 1 Share for 1 Warrant, Expires 12/08/24, Strike Price GBP 0.30)(a)(d)	329,052	4
Total Warrants — 0.0% (Cost: $—)		4
Total Long-Term Investments — 97.1% (Cost: $3,140,648)		3,025,396
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	28,823	28,831
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	80,000	80,000
Total Short-Term Securities — 3.5% (Cost: $108,831)		108,831
Total Investments — 100.6% (Cost: $3,249,479)		3,134,227
Liabilities in Excess of Other Assets — (0.6)%		(18,139)
Net Assets — 100.0%		$3,116,088

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Future Climate and Sustainable Economy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$44,600	$—	$(15,786)(a)	$22	$(5)	$28,831	28,823	$210 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—	(110,000)(a)	—	—	80,000	80,000	5,926	—
				$22	$(5)	$108,831		$6,136	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,808,060	$1,217,332	$—	$3,025,392
Warrants	—	—	4	4
Short-Term Securities
Money Market Funds	108,831	—	—	108,831
	$1,916,891	$1,217,332	$4	$3,134,227